Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

As a matter of practice, we do not grant stock options or other equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. We also do not time the public release of material nonpublic information based on stock option grant dates. Stock option grants to our employees, including our executive officers, are generally made annually on the date of the board of directors meeting that is held during the first quarter of each year, and the grants are effective on such date. The date of such meeting is generally scheduled in advance and is not expected to be within four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information.

Award Timing Method	Stock option grants to our employees, including our executive officers, are generally made annually on the date of the board of directors meeting that is held during the first quarter of each year, and the grants are effective on such date. The date of such meeting is generally scheduled in advance and is not expected to be within four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information.Under our equity award grant policy, any stock option awards granted to new hires, except for executive officers, are effective as of the first day of the month immediately following their commencement of service. For executive officers that are new hires, their stock option awards are granted on their first date of service. Under our non-employee director compensation policy, our directors are granted an annual stock option grant on the date of each annual stockholders’ meeting and an initial stock option grant award on their first date of service.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false